SCHEDULE OF OTHER LONG-TERM LIABILITIES (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Total other long-term liabilities	$ 1,414,829	$ 3,652,790
Commitment Fees [Member]
Total other long-term liabilities		349,202
Warrant Liabilities [Member]
Total other long-term liabilities		3,303,588
Liability Classified Warrants [Member]
Total other long-term liabilities	$ 1,414,829	$ 3,303,588